UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Reporting Period: 1 October 2025 to 31 December 2025

Date of Report (Date of earliest event reported): 2 October 2025

Commission File Number of securitizer: To be confirmed

Central Index Key Number of securitizer: 0001765123

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001765123

Rosy Blue N.V.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Name and telephone number, including area code, of the person to contact in connection with this filing

Kris Wilson

Channel Capital Advisors LLP

Tel: 00 44 207 291 5196

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Rosy Blue N.V. (Securitizer, Depositor or Underwriter)

Date: 7th January 2026

Signature:	/s/ Kris Wilson
Name:	Kris Wilson
Position:	Chief Technology Officer
Company:	Channel Capital Advisors LLP

Filed on behalf of Rosy Blue N.V.

Repurchases and replacements relating to asset-backed securities*

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	(h)	(% of principal balance) (i)
Rosy Blue Carat S.A.	X	Rosy Blue N.V.	$102,594,461.89	$102,594,461.89	100%	$678,905.87	$102,594,461.89	0.66%
CIK 0001765123

Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(#) (j)	(k)	(% of principal balance) (l)	(#) (m)	(n)	(% of principal balance) (o)	(#) (p)	(q)	(% of principal balance) (r)	(#) (s)	(t)	(% of principal balance) (u)	(#) (v)	(w)	(% of principal balance) (x)
$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%

*Please note that with respect to the Assets That Were Subject of Demand and repurchased during the reporting period, no assets were repurchased owing to a breach of any representations or warranties by the Originator, and the transaction does not include any covenant or right of repurchase. As such, the “Assets That Were Repurchased or Replaced” does not include any data.